Employee Benefits and Equity-Based Compensation (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014 UnitAwards	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2015	Dec. 08, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense not yet recognized	$ 1,800,000
Weighted average recognition period for compensation expense	19 months
Shares issued based on unit distribution rights vested during period	0	406
Unvested unit distributions	2,835
Unvested unit distributions per unit (in dollars per unit)	$ 45.45
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	5,712	9,333	0
Common units reserved					840,000
Compensation expense	900,000	800,000	300,000
SemGroup Stock Based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,100,000	700,000	600,000
SemGroup [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees	360
SemGroup Defined Contribution Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined Contribution Plan, Cost Recognized	900,000	400,000	300,000
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Paid for Tax Withholding for Share Based Compensation				10,537
Shares issued based on unit distribution rights vested during period				3,335
Subsequent Event [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				25,745
Equity settled UUD [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested unit distributions value	129,000
Cash settled UUD [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested unit distributions value	$ 177,000